Parent Only Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 453	$ 9,376
Amount due from subsidiaries and VIE
Accounts receivable	230	57
Other receivables	332	474
Amounts due from related parties	23,189	16,407
Long-term investment	50	50
Investments in subsidiaries and VIE
Crypto Assets	841	18
Operating lease right-of-use assets	10	27
Total assets	25,105	26,409
Accounts payable	21	163
Accrued payroll	186	60
Operating lease liabilities-current	11	11
Operating lease liabilities-non-current		17
Investments in subsidiaries and VIE	8,068	5,844
Total Liabilities	8,286	6,095
Equity:
Additional paid-in capital	48,680	46,030
Statutory reserves
Retained earnings/(accumulated deficit)	(31,345)	(25,257)
Accumulated other comprehensive income/(loss)	(518)	(461)
Total equity	16,819	20,314
Total Liabilities and Equity	25,105	26,409
Class A Ordinary Shares
Equity:
Ordinary shares value	1	1
Class B Ordinary Shares
Equity:
Ordinary shares value	$ 1	$ 1